COMMITMENTS AND CONTINGENCIES (Employment Agreements, Legal Proceedings, and Purchase Commitments) (Details) (USD $)	1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2009 Chief Executive Officer [Member]	Feb. 27, 2012 Chief Executive Officer [Member]	Oct. 01, 2009 Chief Executive Officer [Member]	Feb. 29, 2012 Chief Financial Officer [Member]	Feb. 27, 2012 Chief Financial Officer [Member]	Dec. 31, 2012 Chief Operating Officer [Member]	Dec. 12, 2012 Chief Operating Officer [Member]	Feb. 19, 2013 President [Member]
Employment Agreements [Line Items]
Annual base salary					$ 144,000	$ 72,000		$ 175,000		$ 156,000	$ 182,000
One-time bonus payable					10,500	48,000
Bonus payable period						12 months
Shares available under the award				180,000			40,000		20,000
Vesting period				12 months			10 years		10 years
Exercise price per share						$ 2.25		$ 1.00		$ 1.25
Written notice requisite period					6 months
Salary increase, second year					150,000			181,000		162,000
Salary increase, third year					159,000			190,000		170,000
Monthly Vesting Rate							1,111		555.6
Damages paid, value	12,000
Vendor deposits		$ 279,062	$ 497,455